2. Summary of Significant Accounting Policies: Property and Equipment: Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Property and Equipment
Computer equipment	5 Years
Machinery & equipment	10 Years